                              December 29, 1995



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

     Re:  RULE 24F-2 NOTICE FOR KEMPER TAX EXEMPT INSURED INCOME
TRUST  SERIES A73 & KEMPER TAX EXEMPT INCOME TRUST, MULTI STATE
SERIES 43
          FILE NO. 33-37824

Gentlemen:

     As Sponsor of the above mentioned trust, we are submitting the following information required by Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended. We also have wired funds in payment of the fee prescribed by subsection (c) and the opinion of counsel specified in subsection (b)(1)(v) of said Rule.

     (i)   Fiscal year for which notice is filed: Year Ended
November 30, 1995

     (ii) Number of securities registered other than pursuant to Rule 24f-2 and remaining unsold at the beginning of the above fiscal year: 0 UNITS

     (iii) Number of securities registered other than pursuant to Rule 24f-2 during the above fiscal year: 0 UNITS

     (iv) Number of securities sold during the above fiscal year: 383

     (v) Number of securities sold in reliance upon registration pursuant to Rule 24f-2 during the above fiscal year:

383

     ----------------------------

     (1)   Aggregate sales price to the public of
           securities sold in reliance upon
           registration pursuant to Rule 24f-2

 $393,028.20

     (2)   Less actual aggregate redemption of
           repurchase price of securities redeemed
           or repurchased during the fiscal year

 $313,419.59

     (3)   Plus the actual aggregate redemption or
           repurchase price of securities previously applied in filings pursuant to
           Section 24f-2

  $0


  -------


  $79,608.61
           Amount of filing fee computed at one
           twenty ninth of one percent (1/29 of 1%) of above total:

  $27.45


  -------
                                      Very truly yours,

                                      EVEREN SECURITIES,INC.

                                      By

-----------------------------
                                      Michael J. Thoms

                               December 29, 1995


EVEREN Securities Inc.
77 West Wacker Drive
29th Floor
Chicago, IL 60601


     Re:  KEMPER TAX EXEMPT INSURED INCOME TRUST SERIES
A73 & KEMPER TAX EXEMPT INCOME TRUST, MULTI STATE SERIES 43
          FILE NO. 33-37824

Gentlemen:

  We have served as counsel for EVEREN Securities, Inc. as Sponsor and Depositor of the above described Trust, in connection with the preparation, execution and delivery of a Trust Indenture and Agreement relating to such Fund pursuant to which the Depositor has delivered to and deposited the Securities listed in

Schedule A to the Trust Indenture and Agreement with the Trustee and pursuant to which the Trustee has issued to or on the order of the
Depositor a certificate or certificates representing Units of fractional undivided interest in and ownership of the Fund created under said Trust Indenture and Agreement.

  In connection therewith, we have examined such pertinent records and documents and matters of law as we have deemed necessary in order to enable us to express to opinions hereinafter set forth.

  Based upon the foregoing, we are of the opinion that the certificates evidencing the Units in the Fund constitute valid and binding obligations of the Fund in accordance with the terms thereof.

                            Respectfully submitted,



                            CHAPMAN AND CUTLER